Material accounting policies - Disclosure of geographic locations, related participation and principal operating segment (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Osisko Bermuda Limited [Member]
Significant Accounting Policies [Line Items]
Participation	100.00%	100.00%
Osisko Mining (USA) Inc. [Member]
Significant Accounting Policies [Line Items]
Participation	100.00%	100.00%